SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - 1,500,000 SAFE issuance valuation (Details) - April 2025 SAFE	Mar. 31, 2026 Y	Dec. 31, 2025 Y USD ($)	Apr. 05, 2025 USD ($) Y
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Principal amount | $			$ 1,500,000
Level 3 | Pre-Money Valuation Cap
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	90,000,000	90,000,000	90,000,000
Level 3 | Probability of Equity Event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	0	20	66
Level 3 | Probability of Liquidity Event
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	99	74	19
Level 3 | Probability of Termination
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	0	5	10
Level 3 | Probability of Dissolution
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	1	1	5
Level 3 | Discount Period (years)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	0.04	0.16
Level 3 | Discount Period (years) | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input			0.74
Level 3 | Discount Period (years) | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input			0.9
Level 3 | Market Discount Rate
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	24.41	22.67	17.08
Level 3 | Discount Factor
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	99	97
Level 3 | Discount Factor | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input			87
Level 3 | Discount Factor | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input			89
Level 3 | Volatility
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	78	69
Level 3 | Volatility | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input			50
Level 3 | Volatility | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input			52
Level 3 | Fair Value of SAFE
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Measurement input	2,208,000	2,343,000	1,959,000